Equity Incentive Plans	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans:

12.       Equity Incentive Plans:

Details of the Company’s Equity Incentive Plans and share awards granted up to December 31, 2018 are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report.

On January 7, 2019, the Company’s Board of Directors and Compensation Committee established an incentive program for key employees, pursuant to which an aggregate of 4,000,000 restricted share units (each, a “RSU”) will be issued. Each RSU represents, upon vesting, a right for the relevant beneficiary to receive one common share of the Company. The RSUs are subject to the satisfaction of certain performance conditions, which apply if the Company’s fleet performs better than relevant dry bulk charter rate indices as reported by the Baltic Exchange (the “Indices”) during 2020 and 2021. The RSUs start to vest if the Company’s fleet performs better than the Indices by at least $120,000, and vest in increasing amounts if and to the extent the performance of the Company’s fleet exceeds the performance that would have been derived based on the Indices by up to an aggregate of $300,000. As of June 30, 2019, the Company takes the view that the likelihood of vesting of these RSUs does not meet a “more likely than not” standard under US GAAP, and as a result no charge is amortized through the Company’s statement of operations, until vesting becomes probable. Subject to the vesting conditions being met on April 30, 2021 and April 30, 2022 (each, a “Vesting Date”) two million RSUs will vest on each Vesting Date, and the relevant common shares of the Company will be issued and distributed to the relevant beneficiaries as per the allocation of the Board of Directors. Any non-vested RSUs at the applicable Vesting Date will be cancelled.

On May 22, 2019, the Company’s Board of Directors adopted the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved for issuance 900,000 common shares thereunder. The terms and conditions of the 2019 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 885,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 685,462 restricted common shares vest in August 2019, 99,769 restricted common shares vest in August 2020 and the remaining 99,769 restricted common shares vest in August 2022.  The fair value of each share was $8.13, based on the closing price of our common shares on May 22, 2019.

All non-vested shares and options vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. Share options have no voting or other shareholder rights. For the six-months ended June 30, 2018 and 2019, the Company paid no dividends on non-vested shares.

The Company currently expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the six-month periods ended June 30, 2018 and 2019, the total share-based compensation cost was $5,011 and $2,857, respectively, included under “General and administrative expenses” in the unaudited interim condensed consolidated statements of operations.

A summary of the status of the Company’s non-vested share options and restricted shares as of June 30, 2019 and the movement during the six-month period ended June 30, 2019 is presented below.

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605

Unvested Shares	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(71,500)	12.49
Unvested as at June 30, 2019	956,500	$8.46

The estimated compensation cost relating to non-vested restricted share awards and share options not yet recognized was $5,195 and $116, respectively, as of June 30, 2019 and is expected to be recognized over the weighted average period of 0.89 years and 0.79 years, respectively.